Leases (Details) - Schedule of Company Leasing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company Leasing Activities [Abstract]
Operating cash outflows from operating leases	$ 100,000
Remaining lease term – operating lease	2 years 10 months 24 days
Discount rate – operating lease	9.90%